Debt - Schedule of Company's Outstanding Long-Term Debt (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Long-Term Debt, Gross		$ 247,618,000
Less: current portion	$ (2,810,000)	(1,150,000)	$ 0
LGM Enterprises LLC [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross	308,745,000	247,618,000	122,941,000
Less: Unamortized debt issuance costs and debt discount	(1,045,000)	(1,717,000)	(181,000)
Less: current portion	(84,839,000)	(23,581,000)	(20,424,000)
Long-term notes payable, non-current portion	222,861,000	222,320,000	102,336,000
LGM Enterprises LLC [Member] | Bank 1 [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross	$ 17,305,000	$ 24,275,000	$ 18,391,000
Long term debt bearing fixed interest percentage			4.00%
Long term debt earliest maturity month	2023-12	2023-08	2023-08
Long term debt latest maturity month	2026-09	2026-09	2026-09
LGM Enterprises LLC [Member] | Bank 1 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest percentage	4.00%	4.00%
LGM Enterprises LLC [Member] | Bank 1 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest percentage	5.50%	5.50%
LGM Enterprises LLC [Member] | Bank 2 [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross	$ 14,211,000	$ 15,518,000	$ 11,956,000
Long term debt bearing fixed interest percentage			4.00%
Long term debt earliest maturity month	2025-12	2023-06	2022-11
Long term debt latest maturity month	2028-06	2027-11	2026-07
LGM Enterprises LLC [Member] | Bank 2 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest percentage	4.00%	4.00%
LGM Enterprises LLC [Member] | Bank 2 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest percentage	6.30%	6.30%
LGM Enterprises LLC [Member] | Bank 2 [Member] | Maximum [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest percentage		6.25%
LGM Enterprises LLC [Member] | Bank 3 [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross	$ 7,980,000	$ 8,721,000	$ 8,162,000
Long term debt bearing fixed interest percentage	3.50%	3.50%
Long term debt earliest maturity month	2023-10	2023-04	2023-04
Long term debt latest maturity month	2026-10	2026-10	2026-10
LGM Enterprises LLC [Member] | Bank 3 [Member] | SOFR [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread percentage	2.30%
LGM Enterprises LLC [Member] | Bank 3 [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread percentage		2.30%	2.20%
LGM Enterprises LLC [Member] | Bank 3 [Member] | LIBOR [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread percentage		2.20%
LGM Enterprises LLC [Member] | Bank 4 [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross	$ 4,186,000	$ 4,440,000	$ 4,799,000
Long term debt earliest maturity month	2024-09	2024-09	2024-09
Long term debt latest maturity month	2024-12	2024-12	2024-12
LGM Enterprises LLC [Member] | Bank 4 [Member] | SOFR [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread percentage	2.90%
LGM Enterprises LLC [Member] | Bank 4 [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread percentage		2.80%	2.80%
LGM Enterprises LLC [Member] | Bank 5 [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross	$ 3,873,000	$ 4,204,000	$ 4,625,000
Long term debt earliest maturity month	2030-07	2030-07	2030-07
Long term debt latest maturity month	2030-09	2030-09	2030-09
LGM Enterprises LLC [Member] | Bank 5 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long term debt bearing variable interest rate percentage	5.30%	5.30%
LGM Enterprises LLC [Member] | Bank 5 [Member] | Minimum [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread percentage		5.30%	5.30%
LGM Enterprises LLC [Member] | Bank 5 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long term debt bearing variable interest rate percentage	6.00%	6.00%
LGM Enterprises LLC [Member] | Bank 5 [Member] | Maximum [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread percentage		6.00%	6.00%
LGM Enterprises LLC [Member] | Bank 6 [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross	$ 1,912,000	$ 2,114,000	$ 2,350,000
Long term debt bearing fixed interest percentage	5.40%	5.40%	4.20%
Long term debt month of maturity	2024-01	2024-01	2022-06
LGM Enterprises LLC [Member] | Bank 7 [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross	$ 1,127,000	$ 1,320,000	$ 2,109,000
Long term debt bearing fixed interest percentage	4.00%	4.00%
Long term debt month of maturity	2027-09	2027-09	2022-12
LGM Enterprises LLC [Member] | Bank 7 [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread percentage			2.75%
LGM Enterprises LLC [Member] | Bank 8 [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross		$ 2,114,000	$ 2,370,000
Long term debt bearing fixed interest percentage		5.40%	5.40%
Long term debt month of maturity		2024-01	2024-01
LGM Enterprises LLC [Member] | Bank 9 [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross		$ 0	$ 1,576,000
Long term debt bearing fixed interest percentage			3.50%
Long term debt month of maturity			2026-04
LGM Enterprises LLC [Member] | Bank 10 [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross		$ 1,320,000	$ 1,571,000
Long term debt bearing fixed interest percentage		4.00%	3.00%
Long term debt month of maturity		2027-09	2022-05
LGM Enterprises LLC [Member] | Financial Institution 1 [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross	$ 3,380,000	$ 3,650,000	$ 4,040,000
Long term debt bearing fixed interest percentage		5.30%	1.00%
Debt instrument variable interest rate spread percentage	0.25%	5.30%
Long term debt month of maturity	2027-12	2027-12	2027-12
LGM Enterprises LLC [Member] | Financial Institution 2 [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross	$ 9,905,000	$ 17,882,000	$ 1,137,000
Debt instrument variable interest rate spread percentage			3.00%
Long term debt earliest maturity month	2026-03	2026-03
Long term debt latest maturity month	2027-06	2027-06
Long term debt month of maturity			2022-02
LGM Enterprises LLC [Member] | Financial Institution 2 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest percentage	3.60%	3.60%
LGM Enterprises LLC [Member] | Financial Institution 2 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest percentage	7.00%	7.00%
LGM Enterprises LLC [Member] | Financial Institution 3 [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross	$ 22,852,000	$ 17,882,000	$ 1,420,000
Long term debt bearing fixed interest percentage	9.00%
Debt instrument variable interest rate spread percentage			3.60%
Long term debt earliest maturity month		2026-03
Long term debt latest maturity month		2027-06
Long term debt month of maturity	2033-09		2026-12
LGM Enterprises LLC [Member] | Financial Institution 3 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread percentage		3.60%
LGM Enterprises LLC [Member] | Financial Institution 3 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread percentage		7.00%
LGM Enterprises LLC [Member] | Financial Institution 4 [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross	$ 86,394,000	$ 32,153,000	$ 15,395,000
LGM Enterprises LLC [Member] | Financial Institution 4 [Member] | SOFR [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread percentage	2.80%	2.80%
LGM Enterprises LLC [Member] | Financial Institution 4 [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread percentage			2.30%
LGM Enterprises LLC [Member] | Credit facility with financial institutions for the purchase of aircrafts [Member] | SOFR [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread percentage	1.30%
LGM Enterprises LLC [Member] | Credit facility with financial institutions for the purchase of aircrafts [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread percentage		2.30%
LGM Enterprises LLC [Member] | Convertible Notes [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross	$ 93,384,000	$ 86,816,000
Long term debt bearing fixed interest percentage	10.00%	10.00%
LGM Enterprises LLC [Member] | EID loan [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross	$ 118,000	$ 122,000	$ 122,000
LGM Enterprises LLC [Member] | Long-term debt from VIEs [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross	$ 42,118,000	$ 46,403,000	$ 42,918,000